Non-current other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-current receivables
Prepayments	$ 392,000	$ 461,000	$ 702,000
Accrued income	10,000
Other receivables	338,000	54,000	145,000
Non current other receivables	740,000	515,000	847,000
Circassia Pharmaceuticals PLC
Disclosure of other non-current receivables
Non current other receivables	118,000	0	0
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	53,000	0	0
Moderna Therapeutics
Disclosure of other non-current receivables
Prepayments	$ 125,000	146,000	178,000
Shionogi
Disclosure of other non-current receivables
Prepayments		$ 114,000	$ 181,000